Taxation	12 Months Ended
Dec. 31, 2025
Taxation
Taxation
19.	Taxation

a.	Value added tax ( “VAT”)
The Group is subject to statutory VAT rate of 9% for revenues from sales of audio, video products and books and statutory VAT rate of 13%
for sales of other products in the Chinese mainland, started from April 1, 2019. The Group is exempted from VAT for revenues from sales of books from January 1, 2014 to December 31, 2027, in compliance with relevant VAT regulations of the Chinese mainland. The Group is subject to VAT at the rate of
6
% for revenues from express delivery services,
9
% for revenues from transportation services, and
6
% for revenues from online advertising and other services. The Group is also subject to cultural undertaking development fees at the rate of
3
% on revenues from online advertising services in the Chinese mainland, which is exempted from January 1, 2020 to December 31, 2021, and reduced by 50% from January 1, 2022 to December 31, 2027.

b.	Income tax
Cayman Islands
Under the current laws of the Cayman Islands, the Company and its subsidiaries incorporated in the Cayman Islands are not subject to tax on income or capital gains. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.
British Virgin Islands
Under the current laws of the British Virgin Islands, entities incorporated in the British Virgin Islands are not subject to tax on their income or capital gains.
Hong Kong
The Group’s subsidiaries incorporated in Hong Kong are subject to a two-tiered
income tax rate on its taxable income generated from operations in Hong Kong effective on April 1, 2018. The first HK$2 million of assessable profits earned by its subsidiaries in Hong Kong can be elected to be taxed at half the current tax rate (i.e., 8.25%) while the remaining assessable profits will continue to be taxed at the existing 16.5% tax rate. The Group performs analysis on the foreign-derived income, mainly including dividend and interest, accrued to its subsidiaries in Hong Kong, applies for Commissioner’s Opinion / Advance Ruling with the Inland Revenue Department of Hong Kong on fulfillment of exception requirements under Foreign-Sourced Income Exemption (“FSIE”) regime and pays tax for the profit subject to Hong Kong Profits Tax, if any.
Chinese mainland
Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. Most of the Group’s PRC subsidiaries and consolidated VIEs are subject to the statutory income tax rate of 25%.

The EIT Law and its implementation rules permit certain High and New Technologies Enterprises, or HNTEs, to enjoy a reduced 15%
enterprise income tax rate subject to these HNTEs meeting certain qualification criteria. In addition, the relevant EIT laws and regulations also provide that entities recognized as software enterprises (“Software Enterprises”) are able to enjoy a tax holiday consisting of a two-year-
exemption
commencing from their first profitable calendar year and
a 50
%
reduction in ordinary tax rate for the following three calendar years. Beijing Shangke has qualified as HNTE and enjoyed a preferential income tax rate of 15%
in 2023, 2024 and 2025. Beijing Wodong Tianjun has qualified as Software Enterprise and enjoyed a
 50% reduction
in ordinary tax rate in 2023 and 2024, and has qualified as HNTE and enjoyed a preferential income tax rate of 15% in 2025.
Certain enterprises will benefit from a preferential tax rate of 15% under the EIT Law if they are located in applicable PRC regions as specified in the Catalogue of Encouraged Industries in Western Regions (initially effective through the end of 2010 and further extended to 2030), or the Western Regions Catalogue, subject to certain general restrictions described in the EIT Law and the related regulations. Chongqing Haijia and certain other entities of the Group have
qualified as the enterprises within the Catalogue of Encouraged Industries in Western Regions and enjoyed 15% preferential income tax rate.
According to the relevant laws and regulations in the PRC, enterprises engaging in research and development activities are entitled to claim 175
% of their research and development expenses so incurred as tax deductible expenses when determining their assessable profits for that year (“Super Deduction”) from January 1, 2018 and such ratio is raised to
200% from October 1, 2022 and onwards.
Withholding tax on undistributed dividends
The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for the PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, property, etc., of a non-PRC
company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC should be considered as a resident enterprise for the PRC tax purposes.
The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a Foreign Investment Enterprise (“FIE”) to its immediate holding company outside of the Chinese mainland, if such immediate holding company is considered as a non-resident
enterprise without any establishment or place within the Chinese mainland or if the received dividends have no connection with the establishment or place of such immediate holding company within the Chinese mainland, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with the Chinese mainland that provides for a different withholding arrangement. According to the arrangement between the Chinese mainland and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a FIE in the Chinese mainland to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the FIE satisfies the criteria for “beneficial owner” under Circular No. 9, which was issued by the STA in February 2018, and the foreign investor owns directly at least 25% of the shares of the FIE).

Before 2022, the Company did not record any dividend withholding tax on the retained earnings of its FIEs in the Chinese mainland, as the Company intended to reinvest all earnings in the Chinese mainland to further expand its business in the Chinese mainland, and its FIEs did not intend to declare dividends on the retained earnings to their immediate foreign holding companies.
For the years ended December 31, 2023, 2024 and 2025, the Company accrued RMB2,421 million, RMB2,362 million and RMB1,056 million withholding tax expenses associated with its earnings expected to be distributed from its FIEs in the Chinese mainland to countries or regions other than the Chinese mainland, respectively. As of December 31, 2024 and 2025, the Company has accrued withholding tax liabilities associated with all of its earnings expected to be distributed from its FIEs in the Chinese mainland to countries or regions other than the Chinese mainland, except for unrecognized deferred tax liabilities of RMB2.8 billion and RMB2.8 billion related to the remaining undistributed earnings that the Company still intends to indefinitely reinvest in the Chinese mainland, respectively.
Global Anti-base Erosion Rules
In December 2021, the Organization for Economic
Co-operation
and Development (“OECD”) introduced the Global Anti-Base Erosion (GloBE) Rules, which set out global minimum tax rules designed to ensure that large multinational businesses with group annual revenue of EUR750 million or more pay a minimum effective rate of tax of 15% on profits in all their operating countries (referred to as “Pillar Two Rules”). Countries may also implement their own domestic minimum tax regimes. Global minimum tax rules have been enacted in certain jurisdictions in which the Group is subject to income taxes. To provide transitional relief for Pillar Two Rules tax compliance and administrative burden, the OECD has introduced a Framework for Transitional
Country-by-Country
Reporting Safe Harbor applicable for a Transition Period covering from the year ended December 31, 2025 to the year ending December 31, 2026.
Certain jurisdictions in which the Group operates have implemented the Pillar Two Rules. The Company took measures to assess its exposure to Pillar Two minimum taxation and no material top-up
taxes arose for the year ended December 31, 2025. The Group is continuing to assess the impact of the Pillar Two Rules on its future financial performance.

The components of income/(loss) before tax are as follows:

	For the year ended December 31,
	2023	2024	2025
	(RMB in millions)
Income/(loss) before tax
Income from Chinese mainland operations	33,130	47,693	22,047
(Loss)/income from non-Chinese mainland operations	(1,480)	3,845	3,276

Total income before tax	31,650	51,538	25,323

For the year ended December 31, 2025, income tax expenses amounted to RMB1,901 million in Chinese mainland, and income tax expenses amounted to RMB280 million in jurisdictions outside Chinese mainland.
Income tax benefits/(expenses) consist of:

	For the year ended December 31,
	2023	2024	2025
	(RMB in millions)
Current income tax expenses	(7,524)	(8,022)	(6,923)
Deferred tax (expenses)/benefits	(869)	1,144	4,742

Total income tax expenses	(8,393)	(6,878)	(2,181)

Reconciliation of difference between the PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2023 and 2024 is as follows:

	For the year ended December 31,
	2023	2024
Statutory income tax rate	25.0%	25.0%
Tax effect of preferential tax rates and tax holiday	(7.6)%	(4.2)%
Tax effect of tax-exempt entities	3.3%	(0.6)%
Effect on tax rates in different tax jurisdiction	(0.9)%	(0.5)%
Tax effect of non-deductible expenses	0.1%	0.6%
Tax effect of non-taxable income	(0.5)%	(0.3)%
Tax effect of Super Deduction and others	(9.6)%	(4.0)%
Changes in valuation allowance	9.1%	(7.3)%
Effect on withholding income tax	7.6%	4.6%

Effective tax rates	26.5%	13.3%

Upon adoption of ASU 2023-09, as described in Note 2, reconciliation of difference between the PRC statutory income tax rate and the Group’s effective income tax rate for the year ended December 31, 2025 is as follows:

	For the year ended December 31,
	2025
	Amount	Percent
	(RMB in millions)

Chinese mainland statutory income tax	6,331	25.0%
Other jurisdictions’ tax effects
Hong Kong	(840)	(3.3)%
Effect on tax rates in different tax jurisdictions	(369)	(1.5	) %
Non-taxable or non-deductible items	(313)	(1.2)%
Others	(158)	(0.6)%
Cayman	(449)	(1.8)%
Other jurisdictions	762	3.0%
Effect of changes in tax laws or rates enacted in the current period	—	0.0%
Effect of cross-border tax laws
Withholding tax on undistributed dividends	1,056	4.2%
Others	(2)	(0.0)%
Tax credits	—	0.0%
Changes in valuation allowance	1,348	5.3%
Non-taxable or non-deductible items
Share of results of equity investees	(1,735)	(6.9)%
Others	791	3.2%
Changes in unrecognized tax benefits	—	0.0%
Preferential tax rates and tax holiday	(2,716)	(10.7)%
Super Deduction	(2,267)	(9.0)%
Other adjustments	(98)	(0.4)%

Effective tax rates	2,181	8.6%

For the year ended December 31, 2025, income taxes paid amounted to RMB8,340 million in Chinese mainland, and RMB357 million in jurisdictions outside Chinese mainland.

The following table sets forth the effect of tax holiday:

	For the year ended December 31,
	2023	2024	2025
Tax holiday effect (RMB in millions)	2,397	2,152	2,716
Effect of tax holiday on basic net income per share (RMB)	0.76	0.72	0.95
Effect of tax holiday on diluted net income per share (RMB)	0.76	0.70	0.91

c.	Deferred tax assets and deferred tax liabilities

	As of December 31,
	2024	2025
	(RMB in millions)
Deferred tax assets
- Net operating loss carry forwards and others	13,185	17,303
- Deferred revenues	357	374
- Inventory valuation allowance	1,022	1,197
- Allowance for doubtful accounts	1,118	1,202
- Unrealized fair value losses for certain investments	92	51
Less: valuation allowance	(13,315)	(14,890)

Net deferred tax assets	2,459	5,237

Deferred tax liabilities
- Long-lived assets arisen from business combinations and asset acquisitions	5,982	6,065
- Withholding tax on undistributed earnings	2,570	1,244
- Accelerated tax depreciation and others	946	710

Total deferred tax liabilities	9,498	8,019

As of December 31, 2025, the accumulated net operating loss that can be carried forward to offset future taxable income, mainly includes: (i) RMB8,221 million of the Company’s subsidiaries incorporated in Singapore and Hong Kong which can be carried forward indefinitely; and (ii) RMB56,257 million arose from the Company’s subsidiaries and consolidated VIEs established in the Chinese mainland and Indonesia, which will expire during the period from 2026 to 2030 except for those arose from HNTEs, which will expire during the period from 2026 to 2035.
A valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group evaluates a variety of factors including the Group’s entities’ operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.
Valuation allowances provided on the deferred tax assets mainly related to the net operating loss carry forwards, as the Group’s management does not believe that sufficient positive evidence exists to conclude that the benefits of such deferred tax assets are more likely than not to be realized. The amount of valuation allowance offset in deferred tax assets as of December 31, 2024 and 2025 was RMB13,315 million and RMB14,890 million, respectively.
The movements of valuation allowance of deferred tax assets are as follows:

	For the year ended December 31,
	2023	2024	2025
	(RMB in millions)
Balance at beginning of the year	14,276	17,057	13,315
Additions	6,630	1,680	9,568
Reversals	(3,849)	(5,422)	(7,993)

Balance at end of the year	17,057	13,315	14,890